Description of the Plan (Additional Information) (Details) - EBP 002 [Member] - USD ($)			12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Percenatge of Annual Compensation			5.00%
Employee Benefit Plan, Annual Compensation Amount		$ 34,750
Employee Benefit Plan, Percentage of Vested Contributions			100.00%
Employee Benefit Plan, Administrative Expenses	$ 12.5		$ 15
Employee Benefit Plan, Amount of Borrowed			$ 50,000
Employee Benefit Plan, Percenatge of Amount Borrowed			50.00%
Employee Benefit Plan , Percentage of Interest Rates on Loans Outstanding			3.25%	9.75%
Employee Benefit Plan, Amount of Forfeited Non-Vested			$ 331,000	$ 412,000
Employee Benefit Plan, Amount Decrease for Forfeited Non-Vested Accounts			$ 384,000
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Percenatge of Annual Compensation			50.00%
Employee Benefit Plan, Annual Compensation Amount		$ 31,000	$ 31,000
Employee Benefit Plan, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage			10.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Percenatge of Annual Compensation			1.00%
Employee Benefit Plan, Annual Compensation Amount			$ 23,500
Employee Benefit Plan, Amount of Borrowed			$ 1,000